AST BLACKROCK 80/20 TARGET ALLOCATION ETF PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 98.5%
Exchange-Traded Funds**
iShares 20+ Year Treasury Bond ETF	20,986	$ 3,002,677
iShares Core MSCI EAFE ETF	322,902	19,719,625
iShares Core MSCI Emerging Markets ETF	221,032	10,834,989
iShares Core S&P 500 ETF	118,327	35,322,976
iShares Core S&P Mid-Cap ETF	22,593	4,365,645
iShares Core S&P Small-Cap ETF(a)	52,732	4,104,659
iShares Core S&P Total US Stock Market ETF	253,901	17,029,140
iShares Edge MSCI Min Vol USA ETF(a)	202,298	12,967,302
iShares Edge MSCI USA Momentum Factor ETF(a)	35,412	4,222,881
iShares Global Tech ETF	38,539	7,128,559
iShares MBS ETF	39,335	4,259,980
iShares Short Maturity Bond ETF	112,135	5,644,876
iShares U.S. Treasury Bond ETF	542,718	14,287,051

Total Long-Term Investments (cost $140,662,454)		142,890,360

Short-Term Investments — 12.5%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	2,565,832	2,565,832
PGIM Institutional Money Market Fund (cost $15,667,718; includes $15,636,591 of cash collateral for securities on loan)(b)(w)	15,666,151	15,667,718

Total Short-Term Investments (cost $18,233,550)		18,233,550

TOTAL INVESTMENTS—111.0% (cost $158,896,004)		161,123,910

Liabilities in excess of other assets — (11.0)%		(16,022,172)

Net Assets — 100.0%		$ 145,101,738

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s

**	Investment is an affiliate of the Subadvisor.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $15,370,256; cash collateral of $15,636,591 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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